Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Due from Affiliates and Due to Affiliates
Due from Affiliates and Due to Affiliates consisted of the following:

	December 31,
	2023	2022
Due from Affiliates
Management Fees, Performance Revenues, Reimbursable Expenses and Other Receivables from Non-Consolidated Entities and Portfolio Companies	$3,638,948	$3,344,813
Due from Certain Non-Controlling Interest Holders and Blackstone Employees	720,743	741,319
Accrual for Potential Clawback of Previously Distributed Performance Allocations	106,830	60,575

	$4,466,521	$4,146,707

	December 31,
	2023	2022
Due to Affiliates
Due to Certain Non-Controlling Interest Holders in Connection with the Tax Receivable Agreements	$1,681,516	$1,602,933
Due to Non-Consolidated Entities	124,560	157,982
Due to Certain Non-Controlling Interest Holders and Blackstone Employees	305,816	198,875
Accrual for Potential Repayment of Previously Received Performance Allocations	281,518	158,691

	$2,393,410	$2,118,481